SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances	$ 4,717,795	$ 6,224,187	$ 1,197,391	$ 1,579,718	$ 2,512,768	$ 885,272
Financial assets		9,258,897		2,742,785
Trade and other payables		(524,624)		(416,398)
Borrowings		(441,698)		(803,606)
Warrant liabilities		(146,613)
Financial liabilities		(1,119,206)		(5,719,985)
Net financial (liabilities)/assets		8,139,691		(2,977,200)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies		65,508		2,892,019
Currency exposure of financial assets, net of those denominated in the Company’s functional currency		8,205,199		(85,181)
Financials Liabilities [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(524,571)		(410,800)
Borrowings		(448,022)		(4,219,262)
Warrant liabilities		(146,613)
Intra-group payables				(1,089,923)
Financial Asset [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		8,995,067		1,579,718
Trade and other receivables		263,830		73,144
Intra-group receivables				1,089,923
SGD [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		628,518		2,368,670
Financial liabilities		(382,904)		(4,957,229)
Net financial (liabilities)/assets		245,614		(2,588,559)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies		(245,614)		2,588,559
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
SGD [member] | Financials Liabilities [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(382,904)		(186,652)
Borrowings				(3,701,237)
Warrant liabilities
Intra-group payables				(1,069,340)
SGD [member] | Financial Asset [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		432,663		1,261,189
Trade and other receivables		195,855		38,141
Intra-group receivables				1,069,340
MYR [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		254,179		289,086
Financial liabilities		(565,301)		(592,546)
Net financial (liabilities)/assets		(311,122)		(303,460)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies		311,122		303,460
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
MYR [member] | Financials Liabilities [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(117,279)		(53,938)
Borrowings		(448,022)		(518,025)
Warrant liabilities
Intra-group payables				(20,583)
MYR [member] | Financial Asset [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		186,204		233,500
Trade and other receivables		67,975		35,003
Intra-group receivables				20,583
USD [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets		8,376,200		85,029
Financial liabilities		(171,001)		(23,998)
Net financial (liabilities)/assets		8,205,199		61,031
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the Company’s functional currency		8,205,199		61,031
USD [member] | Financials Liabilities [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables		(24,388)		(23,998)
Borrowings
Warrant liabilities		(146,613)
Intra-group payables
USD [member] | Financial Asset [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances		8,376,200		85,029
Trade and other receivables
Intra-group receivables
GBP [member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets
Financial liabilities				(146,212)
Net financial (liabilities)/assets				(146,212)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the Company’s functional currency				(146,212)
GBP [member] | Financials Liabilities [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Trade and other payables				(146,212)
Borrowings
Warrant liabilities
Intra-group payables
GBP [member] | Financial Asset [Member]
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Cash and bank balances
Trade and other receivables
Intra-group receivables